Taxes (Details) $ in Millions			6 Months Ended
	Apr. 01, 2018 HKD ($)	Apr. 01, 2018 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Taxes [Line Items]
Income tax expenses			$ (69,914)	$ 99,626
Net operating loss carry forwards			1,766,988		$ 959,685
Accrued income taxes			$ 4,852	$ 4,441	$ 7,920
Percentage of income tax rate			17.00%
Taxable income rate			$ 10,000
HF Helios AI PTE Limited [Member]
Taxes [Line Items]
Percentage of income tax rate			50.00%
Singapore [Member]
Taxes [Line Items]
Percentage of income tax rate			75.00%
Singapore [Member] | HF Helios AI PTE Limited [Member]
Taxes [Line Items]
Taxable income rate			$ 190,000
Starchain and HF IAM [Member]
Taxes [Line Items]
Income tax expenses	$ 2	$ 256,000
Starchain and HF IAM [Member] | Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate	16.50%	16.50%
Income tax expenses	$ 2	$ 256,000
Minimum [Member] | Starchain and HF IAM [Member]
Taxes [Line Items]
Profits tax at a rate	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate	16.50%	16.50%